Pay vs Performance Disclosure - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
		Apr. 04, 2020	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of our company for the last four fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020.

							Value of Initial $100 Investment
Year	SCT Compensation for PEO	CAP Compensation for PEO	SCT Compensation for Sergio (Serge) Rivera	CAP Compensation for Sergio (Serge) Rivera	Average SCT Compensation for Other NEOs	Average CAP Compensation for Other NEOs	Company TSR	S&P Midcap 400	Net Income	Adjusted EBITDA
(a)	(b)	(c)			(d)	(e)	(f)	(g)	(h)	(i)
2024	$1,078,031	$636,348	$—	$—	$2,583,817	$2,493,271	$177.18	$163.54	$227.5	$700.2
2023	$1,106,531	$1,084,459	$—	$—	$813,230	$(127,539)	$166.62	$143.55	$234.2	$713.5
2022	$1,137,020	$511,807	$—	$—	$2,336,474	$1,947,828	$168.73	$123.29	$291.2	$728.2
2021	$2,009,400	$11,274,977	$—	$—	$932,443	$7,581,878	$204.54	$141.81	$256.5	$662.0
2020	$1,993,055	$3,145,415	$208,248	$(3,019,853)	$1,526,400	$2,249,471	$99.62	$113.66	$(312.3)	$(73.2)

Column (a): Reflects related amounts for the respective years shown.

Column (b): For fiscal years 2024, 2023, 2022, 2021 and 2020 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown. As previously disclosed, Sergio (Serge) Rivera served as our CEO from January 1, 2020 until his resignation on April 4, 2020, at which time Marc G. Swanson was appointed CEO.

Column (c): “Compensation actually paid” ("CAP") to our CEO in each of 2024, 2023, 2022, 2021 and 2020, and for our former CEO in 2020, reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson					Sergio (Serge) Rivera
	2024	2023	2022	2021	2020	2020
SCT Total Compensation	$1,078,031	$1,106,531	$1,137,020	$2,009,400	$1,993,055	$208,248
LESS Stock and Option Award Values Reported in SCT for Covered Year	(612,055)	(608,197)	(598,889)	(1,212,203)	(1,626,631)	(51,236)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	701,103	583,577	257,738	2,611,426	4,478,925	—
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	13,073	(258,024)	(865,018)	6,104,682	26,687	—
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	43,568	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(237,279)	260,572	580,956	1,761,672	(249,001)	(3,079)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(306,525)	—	—	—	(1,521,188)	(3,173,786)
"Compensation Actually Paid"	$636,348	$1,084,459	$511,807	$11,274,977	$3,145,415	$(3,019,853)

Column (d): For fiscal years 2024, 2023, 2022, 2021 and 2020, non-CEO named executive officers were as follows and are included in the average figures shown:

•
2024: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Michael Rady and Byron Surrett.
•
2023: James (Jim) W. Forrester Jr., Michelle (Chelle) Adams, James (Jim) Hughes, Kyle R. Miller and Byron Surrett.
•
2022: Michelle (Chelle) Adams, Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Christopher (Chris) Finazzo, Daniel (Dan) Mayer and G. Anthony (Tony) Taylor.
•
2021: Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Thomas (Tom) Iven, Sharon (Sherri) Nadeau and G. Anthony (Tony) Taylor.
•
2020: Elizabeth C. Gulacsy, Walter Bogumil, Dr. Christopher (Chris) Dold, and G. Anthony (Tony) Taylor.

Column (e): Average CAP for our non-CEO named executive officers in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2024	2023	2022	2021	2020
SCT Total Compensation	$2,583,817	$813,230	$2,336,474	$932,443	$1,526,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(2,360,955)	(546,922)	(1,985,378)	(548,803)	(1,240,117)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	2,436,858	436,606	1,791,166	845,928	3,352,263
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	29,290	10,278	(600,536)	5,405,633	38,038
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	29,631
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	1,133	(9,829)	406,102	1,127,536	(353,093)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(196,872)	(830,902)	—	(180,859)	(1,103,651)
"Compensation Actually Paid"	$2,493,271	$(127,539)	$1,947,828	$7,581,878	$2,249,471

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

Column (f): For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of United Parks for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

Column (g): For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the S&P Midcap 400 Index, as used in our performance graph pursuant to Item 201(e) of Regulation S-K contained in our Annual Report on Form 10-K ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

Column (h): Reflects “Net Income” in our Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.

Column (i): Our Company-selected Measure is Adjusted EBITDA which is described below.

Company Selected Measure Name				Adjusted EBITDA
Named Executive Officers, Footnote				For fiscal years 2024, 2023, 2022, 2021 and 2020 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown. As previously disclosed, Sergio (Serge) Rivera served as our CEO from January 1, 2020 until his resignation on April 4, 2020, at which time Marc G. Swanson was appointed CEO.
PEO Total Compensation Amount	[1]			$ 1,078,031	$ 1,106,531	$ 1,137,020	$ 2,009,400	$ 1,993,055
PEO Actually Paid Compensation Amount	[2]			$ 636,348	1,084,459	511,807	11,274,977	3,145,415
Adjustment To PEO Compensation, Footnote	For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson					Sergio (Serge) Rivera
	2024	2023	2022	2021	2020	2020
SCT Total Compensation	$1,078,031	$1,106,531	$1,137,020	$2,009,400	$1,993,055	$208,248
LESS Stock and Option Award Values Reported in SCT for Covered Year	(612,055)	(608,197)	(598,889)	(1,212,203)	(1,626,631)	(51,236)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	701,103	583,577	257,738	2,611,426	4,478,925	—
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	13,073	(258,024)	(865,018)	6,104,682	26,687	—
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	43,568	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(237,279)	260,572	580,956	1,761,672	(249,001)	(3,079)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(306,525)	—	—	—	(1,521,188)	(3,173,786)
"Compensation Actually Paid"	$636,348	$1,084,459	$511,807	$11,274,977	$3,145,415	$(3,019,853)

Non-PEO NEO Average Total Compensation Amount	[3]			$ 2,583,817	813,230	2,336,474	932,443	1,526,400
Non-PEO NEO Average Compensation Actually Paid Amount	[4]			$ (2,493,271)	(127,539)	1,947,828	7,581,878	2,249,471
Adjustment to Non-PEO NEO Compensation Footnote	For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2024	2023	2022	2021	2020
SCT Total Compensation	$2,583,817	$813,230	$2,336,474	$932,443	$1,526,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(2,360,955)	(546,922)	(1,985,378)	(548,803)	(1,240,117)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	2,436,858	436,606	1,791,166	845,928	3,352,263
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	29,290	10,278	(600,536)	5,405,633	38,038
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	29,631
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	1,133	(9,829)	406,102	1,127,536	(353,093)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(196,872)	(830,902)	—	(180,859)	(1,103,651)
"Compensation Actually Paid"	$2,493,271	$(127,539)	$1,947,828	$7,581,878	$2,249,471

Equity Valuation Assumption Difference, Footnote

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Performance Measure	Type of Measure	Description
Adjusted EBITDA	Financial

Adjusted EBITDA is a non-GAAP financial measure. We define Adjusted EBITDA as net income (loss) plus (i) income tax provision (benefit), (ii) loss on extinguishment of debt, (iii) interest expense, consent fees and similar financing costs, (iv) depreciation and amortization, (v) equity-based compensation expense, (vi) certain non-cash charges/credits including those related to asset disposals and self-insurance reserve adjustments, (vii) certain business optimization, development and strategic initiative costs, (viii) merger, acquisition, integration and certain investment costs, and (ix) other nonrecurring costs including incremental costs associated with the COVID-19 pandemic or similar unusual events.

Total Revenue	Financial	Our total revenue as reported for fiscal year 2020-2024.
Total Revenue per Capita	Financial	Total revenue per capita is defined as total revenue divided by attendance, both as reported for fiscal year 2020-2024.
Guest Satisfaction (GSAT)	Non-Financial	Our ongoing measurement of GSAT using a variety of in-park and online survey tools.

Total Shareholder Return Amount	[5]			$ 177.18	166.62	168.73	204.54	99.62
Peer Group Total Shareholder Return Amount	[6]			163.54	143.55	123.29	141.81	113.66
Net Income (Loss)	[7]			$ 227.5	$ 234.2	$ 291.2	$ 256.5	$ (312.3)
Company Selected Measure Amount	[8]			700.2	713.5	728.2	662	(73.2)
Measure:: 1
Pay vs Performance Disclosure
Name				Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name				Total Revenue
Measure:: 3
Pay vs Performance Disclosure
Name				Total Revenue per Capita
Measure:: 4
Pay vs Performance Disclosure
Name				Guest Satisfaction (GSAT)
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (2,360,955)	$ (546,922)	$ (1,985,378)	$ (548,803)	$ (1,240,117)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,436,858	436,606	1,791,166	845,928	3,352,263
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				29,290	10,278	(600,536)	5,405,633	38,038
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								29,631
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,133	(9,829)	406,102	1,127,536	(353,093)
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(196,872)	(830,902)		(180,859)	(1,103,651)
Marc G. Swanson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				1,078,031	1,106,531	1,137,020	2,009,400	1,993,055
PEO Actually Paid Compensation Amount				$ 636,348	$ 1,084,459	$ 511,807	$ 11,274,977	3,145,415
PEO Name			Marc G. Swanson	Marc G. Swanson	Marc G. Swanson	Marc G. Swanson	Marc G. Swanson
Marc G. Swanson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (612,055)	$ (608,197)	$ (598,889)	$ (1,212,203)	(1,626,631)
Marc G. Swanson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				701,103	583,577	257,738	2,611,426	4,478,925
Marc G. Swanson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				13,073	(258,024)	(865,018)	6,104,682	26,687
Marc G. Swanson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								43,568
Marc G. Swanson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(237,279)	260,572	580,956	1,761,672	(249,001)
Marc G. Swanson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(306,525)				(1,521,188)
Sergio (Serge) Rivera [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	0	0	208,248
PEO Actually Paid Compensation Amount				$ (0)	$ (0)	$ (0)	$ (0)	(3,019,853)
PEO Name		Sergio (Serge) Rivera
Sergio (Serge) Rivera [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(51,236)
Sergio (Serge) Rivera [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Sergio (Serge) Rivera [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Sergio (Serge) Rivera [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Sergio (Serge) Rivera [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								(3,079)
Sergio (Serge) Rivera [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount								$ (3,173,786)

[1]	For fiscal years 2024, 2023, 2022, 2021 and 2020 reflects compensation amounts reported in the “Summary Compensation Table” ("SCT") for our CEO, Marc G. Swanson, (our principal executive officer ("PEO")), for the respective years shown. As previously disclosed, Sergio (Serge) Rivera served as our CEO from January 1, 2020 until his resignation on April 4, 2020, at which time Marc G. Swanson was appointed CEO.
[2]	“Compensation actually paid” ("CAP") to our CEO in each of 2024, 2023, 2022, 2021 and 2020, and for our former CEO in 2020, reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (c) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

	Marc G. Swanson					Sergio (Serge) Rivera
	2024	2023	2022	2021	2020	2020
SCT Total Compensation	$1,078,031	$1,106,531	$1,137,020	$2,009,400	$1,993,055	$208,248
LESS Stock and Option Award Values Reported in SCT for Covered Year	(612,055)	(608,197)	(598,889)	(1,212,203)	(1,626,631)	(51,236)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	701,103	583,577	257,738	2,611,426	4,478,925	—
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	13,073	(258,024)	(865,018)	6,104,682	26,687	—
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	43,568	—
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	(237,279)	260,572	580,956	1,761,672	(249,001)	(3,079)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(306,525)	—	—	—	(1,521,188)	(3,173,786)
"Compensation Actually Paid"	$636,348	$1,084,459	$511,807	$11,274,977	$3,145,415	$(3,019,853)

[3]	For fiscal years 2024, 2023, 2022, 2021 and 2020, non-CEO named executive officers were as follows and are included in the average figures shown:
•
2024: James (Jim) Mikolaichik, James (Jim) W. Forrester Jr., Christopher (Chris) Finazzo, Michael Rady and Byron Surrett.
•
2023: James (Jim) W. Forrester Jr., Michelle (Chelle) Adams, James (Jim) Hughes, Kyle R. Miller and Byron Surrett.
•
2022: Michelle (Chelle) Adams, Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Christopher (Chris) Finazzo, Daniel (Dan) Mayer and G. Anthony (Tony) Taylor.
•
2021: Elizabeth C. Gulacsy, Dr. Christopher (Chris) Dold, Thomas (Tom) Iven, Sharon (Sherri) Nadeau and G. Anthony (Tony) Taylor.
•
2020: Elizabeth C. Gulacsy, Walter Bogumil, Dr. Christopher (Chris) Dold, and G. Anthony (Tony) Taylor.

[4]	Average CAP for our non-CEO named executive officers in each of 2024, 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules and calculation methodology. The dollar amounts reflected in column (e) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO named executive officers during the applicable year. We offer no pension benefits for executive officers so no adjustment for pension benefits is included in the table below. Additionally, the value of dividends, if any, or other earnings paid on stock and option awards are not included as such amounts are reflected in the fair value of awards and are only paid upon vesting. For information regarding the decisions made by our Compensation Committee regarding the non-CEO named executive officers’ compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in these tables.

Average of NEOs (excluding CEO)	2024	2023	2022	2021	2020
SCT Total Compensation	$2,583,817	$813,230	$2,336,474	$932,443	$1,526,400
LESS Stock and Option Award Values Reported in SCT for Covered Year	(2,360,955)	(546,922)	(1,985,378)	(548,803)	(1,240,117)
PLUS Year End Fair Value of Unvested Stock and Option Awards Granted in the Covered Year	2,436,858	436,606	1,791,166	845,928	3,352,263
Year over Year CHANGE in Fair Value of Outstanding and Unvested Stock and Option Awards	29,290	10,278	(600,536)	5,405,633	38,038
PLUS Fair Value as of the Vesting Date of Stock and Option Awards Granted and Vested in the Covered Year	—	—	—	—	29,631
CHANGE in Fair Value of Stock and Option Awards granted in Prior Years that Vested in Covered Year	1,133	(9,829)	406,102	1,127,536	(353,093)
LESS Fair Value at the End of the Prior Year of Stock and Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	(196,872)	(830,902)	—	(180,859)	(1,103,651)
"Compensation Actually Paid"	$2,493,271	$(127,539)	$1,947,828	$7,581,878	$2,249,471

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, risk free rates) as of the measurement date. Adjustments have been made using the stock price as of year end and as of each date of vest. Performance-based PSU grant date fair values are calculated using the stock price as of the date of grant assuming probable performance at the time of the grant. Adjustments have been made using the stock price and performance accrual modification as of year-end and as of the date of vesting. Time-based RSU grant date fair values are calculated using the stock price as of the date of grant. Adjustments have been made using the stock price as of year-end and as of the date of vesting.

[5]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of United Parks for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.
[6]	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the S&P Midcap 400 Index, as used in our performance graph pursuant to Item 201(e) of Regulation S-K contained in our Annual Report on Form 10-K ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.
[7]	Reflects “Net Income” in our Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2024, 2023, 2022, 2021 and 2020.
[8]	Our Company-selected Measure is Adjusted EBITDA which is described below.